ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]

NOTE I — ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents changes in accumulated other comprehensive income for the three and twelve months ended December 31, 2013 and 2012.

	Year Ended December 31,
	2013	2012
	(In thousands)
Beginning balance	$1,078	$1,285
Unrealized loss on investment securities available for sale	(1,949)	(91)
Tax benefit	763	31
Other comprehensive loss before reclassification	(1,186)	(60)
Amounts reclassified from accumulated comprehensive income:
Realized loss on investment securities included in net income	—	(223)
Tax effect	—	76
Total reclassifications net of tax	—	(147)
Net current period other comprehensive income (loss)	(1,186)	(207)
Ending balance	$(108)	$1,078